Offerings	Aug. 03, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of any securities offered hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities. In accordance with Rule 456(b) and 457(r) under the Securities Act of 1933, as amended, Fox Corporation (the "Registrant") is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. The Registrant previously registered an indeterminate amount of securities of each identified class for offer and sale from time to time pursuant to a Registration Statement on Form S-3 (No. 333-273947), which was filed on August 11, 2023 (as subsequently amended, the "2023 Registration Statement"). The offering of the unsold securities registered on the 2023 Registration Statement terminates upon the effectiveness of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1.